Fair Value Disclosures - Summary of Carrying Value and Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	$ 19,718	$ 29,523
Financial derivatives, Liabilities	65,864	90,371
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	749,313	785,564
Loans	3,138,932	2,746,742
Derivative Asset	19,718	31,173
Debt securities of consolidated trusts held by third parties	257,512	164,910
Financial derivatives, Liabilities	75,708	150,682
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	749,313	785,564
Loans	3,193,248	2,729,774
Derivative Asset	19,718	31,173
Debt securities of consolidated trusts held by third parties	261,760	167,621
Financial derivatives, Liabilities	75,708	150,682
Investment Securities [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable Securities	2,484,075	2,499,629
Investment Securities [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable Securities	2,484,075	2,499,629
Farmer Mac Guaranteed Securities [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment fees receivable	18,470	20,432
Farmer Mac Guaranteed Securities [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment fees receivable	16,660	18,926
Long-Term Standby Purchase Commitments [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment fees receivable	33,807	27,805
Long-Term Standby Purchase Commitments [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment fees receivable	27,244	22,863
Long-Term Standby Purchase Commitments [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment obligations	32,856	26,896
Long-Term Standby Purchase Commitments [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment obligations	26,293	21,954
Farmer Mac Guaranteed Securities [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment obligations	15,185	17,354
Farmer Mac Guaranteed Securities [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Guarantee and commitment obligations	13,374	15,849
Farmer Mac Guarantee [Member] | Farmer Mac Guaranteed Securities [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable Securities	5,091,600	4,766,258
Farmer Mac Guarantee [Member] | Farmer Mac Guaranteed Securities [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable Securities	5,091,600	4,766,258
USDA Guarantee [Member] | USDA Securities [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable Securities	1,612,013	1,590,783
USDA Guarantee [Member] | USDA Securities [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable Securities	1,612,013	1,590,783
Due within one year [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	7,353,356	6,573,013
Due within one year [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	7,338,781	6,567,366
Long-term Debt [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	4,977,942	5,202,751
Long-term Debt [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	$ 5,001,169	$ 5,034,739